World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2013

Dates Covered
Collections Period	08/01/13 - 08/31/13
Interest Accrual Period	08/15/13 - 09/15/13
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/13	822,080,189.08	49,839
Yield Supplement Overcollateralization Amount at 07/31/13	13,569,202.56	0

Receivables Balance at 07/31/13	835,649,391.64	49,839
Principal Payments	27,899,348.80	1,501
Defaulted Receivables	910,395.43	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/13	12,930,711.85	0

Pool Balance at 08/31/13	793,908,935.56	48,291

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	8,345,638.74	708
Past Due 61-90 days	1,800,252.55	134
Past Due 91 + days	148,190.00	12

Total	10,294,081.29	854

Total 31+ Delinquent as % Ending Pool Balance	1.30%

Recoveries	534,591.80

Aggregate Net Losses/(Gains) - August 2013	375,803.63

Overcollateralization Target Amount	35,725,902.10
Actual Overcollateralization	30,670,222.80

Weighted Average APR	3.87%
Weighted Average APR, Yield Adjusted	4.70%
Weighted Average Remaining Term	54.79

Flow of Funds	$ Amount

Collections	31,036,955.94
Advances	4,865.81
Investment Earnings on Cash Accounts	1,026.06
Servicing Fee	(696,374.49)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	30,346,473.32

Distributions of Available Funds
(1) Class A Interest	338,833.38
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	29,989,788.76
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	30,346,473.32

Servicing Fee	696,374.49
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 08/15/13	793,228,501.52
Principal Paid	29,989,788.76
Note Balance @ 09/16/13	763,238,712.76

Class A-1
Note Balance @ 08/15/13	134,337,501.52
Principal Paid	29,989,788.76
Note Balance @ 09/16/13	104,347,712.76
Note Factor @ 09/16/13	42.5909032%

Class A-2
Note Balance @ 08/15/13	275,000,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	275,000,000.00
Note Factor @ 09/16/13	100.0000000%

Class A-3
Note Balance @ 08/15/13	270,000,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	270,000,000.00
Note Factor @ 09/16/13	100.0000000%

Class A-4
Note Balance @ 08/15/13	94,934,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	94,934,000.00
Note Factor @ 09/16/13	100.0000000%

Class B
Note Balance @ 08/15/13	18,957,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	18,957,000.00
Note Factor @ 09/16/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	356,684.56
Total Principal Paid	29,989,788.76

Total Paid	30,346,473.32

Class A-1
Coupon	0.23000%
Interest Paid	27,464.56
Principal Paid	29,989,788.76

Total Paid to A-1 Holders	30,017,253.32

Class A-2
Coupon	0.43000%
Interest Paid	98,541.67
Principal Paid	0.00

Total Paid to A-2 Holders	98,541.67

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00

Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00

Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00

Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3946101
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.1785456

Total Distribution Amount	33.5731557

A-1 Interest Distribution Amount	0.1121002
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	122.4073011

Total A-1 Distribution Amount	122.5194013

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.9416669

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 07/31/13	86,450.64
Balance as of 08/31/13	91,316.45
Change	4,865.81

Reserve Account
Balance as of 08/15/13	2,311,742.39
Investment Earnings	73.83
Investment Earnings Paid	(73.83)
Deposit/(Withdrawal)	—
Balance as of 09/16/13	2,311,742.39
Change	—

Required Reserve Amount	2,311,742.39